STATUTORY RESERVES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Description Of General Reserve Limit On Registered Capital	Once the general reserve is accumulated to 50% of the subsidiaries’ registered capital
Group allocated Statutory reserves	$ 0	$ 0	$ 0
Minimum
Percentage Of Appropriation To Reserve	10.00%